RELATED PARTY TRANSACTIONS - Director Services Agreement (Details) - USD ($)								3 Months Ended		12 Months Ended
	Apr. 04, 2023	Apr. 01, 2023	Mar. 21, 2023	Feb. 06, 2023	Aug. 26, 2022	Oct. 15, 2021	Mar. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023
RELATED PARTY TRANSACTIONS
Amount of fees expensed										$ 50,000	$ 50,000
Merger Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Maximum transaction expenses to be reimbursed					$ 15,000,000							$ 2,500,000
Minimum number of days from amendment date with in which payment should made					5 days
Proceeds from transaction expenses reimbursed				$ 3,750,000	$ 7,500,000
Subsequent event | Merger Agreement
RELATED PARTY TRANSACTIONS
Proceeds from transaction expenses reimbursed				$ 3,750,000
Subsequent event | Merger Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000	$ 3,750,000
Ms. Harding, CFO
RELATED PARTY TRANSACTIONS
Incremental hourly fee								$ 500		500
Amount of fees expensed			$ 75,000				$ 50,000
Expenses per month								10,000		10,000
Expenses per year								15,000		15,000
Director Services Agreement
RELATED PARTY TRANSACTIONS
Annual payments						$ 50,000
Incremental hourly fee						$ 500
Accrued services expenses								85,000		87,875	100,000
Services expenses								$ 105,000	$ 30,000	$ 222,875	$ 390,000